Davis Select U.S. Equity ETF
A Portfolio of Davis Fundamental ETF Trust Ticker: DUSA | Listing Exchange: NASDAQ	Over 45 Years of Reliable Investing™
Summary Prospectus	January 11, 2017
Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund (including the Fund's statement of additional information and annual report), at no cost, online at www.davisetfs.com. You can also get this information, at no cost, by calling    1-800-279-0279 or by sending an e-mail request to dvsinvestor.services@dsaco.com. The Fund's prospectus and statement of additional information, each dated January 11, 2017, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks long-term capital growth and capital preservation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you will incur if you own shares of the Fund. Investors may pay usual and customary brokerage commissions and other charges, which are not reflected in the Example below, on their purchases and sales of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.11%
Total Annual Operating Expenses	0.66%
Less Fee Waiver or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.60%
(1)	"Other Expenses" are based on estimated amounts for the current fiscal year.
(2)
Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 0.60% until March 1, 2018. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to cap expenses. The expense cap cannot be terminated prior to that date, without the consent of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions that you pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$61	$206
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. This Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest the Fund's portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund's net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund's portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Each equity fund managed by Davis Advisors utilizes the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of those companies' intrinsic values, based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.
Principal Risks of Investing in Davis Select U.S. Equity ETF
You may lose money by investing in Davis Select U.S. Equity ETF and the Fund's performance could trail that of other investments. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund, listed alphabetically, include:
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Authorized Participant Concentration Risk. Only an Authorized Participant ("AP")(as defined in the "Creations and Redemptions" section of the Fund's prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF's shares. In addition, please note that this could in turn lead to differences between the market price of the ETF's shares and the underlying value of those shares.

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Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible and debt securities.

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Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

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Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or a premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.

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Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund's expenses. The market for the Fund's shares may become less liquid in response to the deteriorating liquidity in the market for the Fund's underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

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Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

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Financial Services Risk. Risks of investing in the financial services sector include: (i) Systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) Changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) Non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) Credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) Competition: the financial services sector has become increasingly competitive.

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Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.

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Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may become illiquid) and could be harder to value than more liquid securities.

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Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.

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Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.

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Intraday Indicative Value Risk. The Fund's INAV agent intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the ''intraday indicative value'' or ''IIV''). The IIV should not be viewed as a ''real-time'' update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV; (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses; and (iv) the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Fund's shares. For example, if the Fund fair values portfolio securities, the Fund's NAV may deviate from the approximate per share value of the Fund's published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV.

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Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

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Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.

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Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund's market price may vary from the value of the Fund's underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

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Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

▪	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results
The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.davisetfs.com. When this prospectus is updated after a full year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund's investment adviser.
Sub-Adviser. Davis Selected Advisers – NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund's sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since January 2017	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since January 2017	Vice President, Davis Selected Advisers – NY, Inc.
Purchase and Sale of Fund Shares
The Fund is an actively managed ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof ("Creation Units") to APs who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day ("Creation Basket").
For important information about the purchase and sale of Fund shares and tax information, please see the "Buying and Selling Shares" section of the Fund's prospectus.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Davis Select U.S. Equity ETF through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, or other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Company Act File No. 811-23181